Financial Instruments - Schedule of Reconciliation of Warrant Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 31, 2014
Warrant liability, Beginning balance	$ 7,386,000
Warrant liability, ending balance		$ 7,386,000
2007 Warrants [Member]
Warrant liability, Beginning balance	7,386,000	3,019,000
Increase in fair value of warrant liability	(2,099,000)	4,277,000
Warrant liability, ending balance	$ 5,287,000	$ 7,386,000